Income Taxes (Detail) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2022
Income Tax Disclosure [Abstract]
Changes in estimated uncertain tax benefits	$ 0	$ 0